Share-Based Compensation	3 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Share Based Compensation
Share-Based Compensation
Options granted under the 2018 Plan and 2017 Plan, as well as restricted shares granted as employee incentives, typically vest over a four-year service period with 25% of the award vesting on the first anniversary of the commencement date and the balance vesting monthly over the remaining three years, unless the award contains specific performance vesting provisions. For equity awards issued that have both a performance vesting condition and a services condition, once the performance criteria is achieved, the awards are then subject to a four-year service vesting with 25% of the award vesting on the first anniversary of the performance condition being achieved and the balance vesting monthly over the remaining three years. Options granted under the 2018 Plan and 2017 Plan generally expire 10 years from the date of grant. For certain senior members of management and directors, the board of directors has approved an alternative vesting schedule. Restricted stock units awarded in December 2019 vest over a 3-year service period with 50% of the award vesting one-and-half years from commencement date and the remaining 50% of the award vesting at the end of the third year.
Share Option Valuation
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted by the Company during the three months ended March 31, 2020 were as follows:

March 31,
2020
Expected option life (years)	6.08
Risk-free interest rate	0.58% - 1.66%
Expected volatility	76.38% - 77.64%
Expected dividend yield	—%

Share Options

The table below summarizes activity for the three months ended March 31, 2020:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	5,936,239	$17.71	9.02	$11,873
Granted	96,500	$8.81	—	—
Exercised	(14,976)	$1.77	—	—
Canceled or forfeited	(102,814)	$24.62	—	—
Outstanding as of March 31, 2020	5,914,949	$17.49	8.79	$2,885
Exercisable as of March 31, 2020	1,735,080	$17.48	8.17	$2,013
Vested and expected to vest as of March 31, 2020	5,914,949	$17.49	8.79	$2,885

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s ADSs for those share options that had exercise prices lower than the fair value of the Company’s ADSs.
The weighted average grant-date fair value of share options granted was $5.91 per share for the three months ended March 31, 2020 of which none were vested.
As of March 31, 2020, the total unrecognized compensation expense related to unvested options was $27.5 million, which the Company expects to recognize over a weighted average vesting period of 3.2 years.
Restricted Ordinary Shares
A summary of the changes in the Company’s restricted ordinary shares during the three months ended March 31, 2020 is as follows:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2019	314,744	$4.22
Granted	—	—
Vested	(91,416)	4.32
Canceled or forfeited	(50)	4.44
Unvested and outstanding at March 31, 2020	223,278	$4.18

As of March 31, 2020, there was unrecognized compensation expense of $0.2 million, which is expected to be recognized over a weighted average vesting period of 1.3 years.

Restricted Stock Units

A restricted stock unit (“RSU”) represents the right to receive one of the Company’s ADSs upon vesting of the RSU. The fair value of each RSU is based on the closing price of the Company’s ADSs on the date of grant. The Company grants RSUs with service conditions that vest over 3-year service period with 50% of the award vesting one-and-half years from grant date and the remaining 50% of the award vesting at the end of the third year.

During the three months ended March 31, 2020, the Company did not grant RSUs under the 2018 Plan. The following is a summary of RSU activity for the 2018 Plan for the three months ended March 31, 2020:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2019	500,000	$12.09
Granted	—	—
Vested	—	—
Canceled or forfeited	(1,250)	12.09
Unvested and outstanding at March 31, 2020	498,750	$12.09

As of March 31, 2020, there was $5.1 million of unrecognized compensation expense related to unvested RSUs, which are expected to be recognized over a weighted average vesting period of 2.7 years.
Share-based Compensation Expense
Share-based compensation expense recorded as research and development expenses, general and administrative expenses, and capitalized to property and equipment is as follows (in thousands):

	Three Months Ended March 31,
	2020	2019
Research and development	$4,562	$4,144
General and administrative	1,627	3,221
Capitalized to property and equipment	46	—
Total share-based compensation expense	$6,235	$7,365